Accounts Receivable and Other Receivables (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Trade And Other Accounts Receivables [Abstract]
Summary of Accounts Receivable and Other Receivables

As at	March 31,
	2021	2020
	$	$
Trade accounts receivable, net (a)	67,049	59,537
Trade accounts receivable from shareholders exercising significant influence	—	6,718
Other receivables	2,314	1,407
	69,363	67,662

(a) As at March 31, 2021, amounts owing from one client represented 16% of the total trade accounts receivable (one client represented 10% of the total trade accounts receivable as at March 31, 2020).